Related party balances and transactions (Details 1) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Total		$ 3,455	¥ 24,052	¥ 21,797
Zhejiang Zhongbo Finance Lease Co., Ltd [Member]
Related Party Transaction [Line Items]
Total	[1]			10,010
Hangzhou Ruituo Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Total	[2]	1,011	7,036	7,081
Zhejiang Ruituo Non-Financing Guarantee Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total		385	2,679	2,692
PT PENDANAAN GOTONG ROYONG
Related Party Transaction [Line Items]
Total		276	1,918	0
Others Related Party [Member]
Related Party Transaction [Line Items]
Total		$ 1,783	¥ 12,419	¥ 2,014

[1]	The balance represents loans provided to Zhejiang Zhongbo Finance Lease Co., Ltd. ("Zhongbo") for the advances of certain type of loan product of the Company as of December 31, 2018.The balance mainly represents loans provided to Hangzhou Ruituo Technology Co., Ltd. and receivable from the disposal of vehicle collaterals for overdue loans as of December 31, 2018 and 2019.
[2]	The balance mainly represents loans provided to Hangzhou Ruituo Technology Co., Ltd. and receivable from the disposal of vehicle collaterals for overdue loans as of December 31, 2018 and 2019.